RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 13:-	RELATED PARTY BALANCES AND TRANSACTIONS
	December 31,
	2025	2024

Trade payables and accrued expenses	$90	$58

	Year ended December 31,
	2025	2024	2023
Amounts charged to:

Research and development expenses	$139	$141	$147

For the years ended December 31, 2025, 2024, and 2023 the Company received research and development services related to cancer studies in animal models, and breeding and maintenance of animals (mice) from “Ramot at Tel- Aviv University Ltd.” to support such studies from such related party. The transaction was at arm’s length.